Commitments, contingencies and legal proceedings	12 Months Ended
Dec. 31, 2022
Commitments, contingencies and legal proceedings
Commitments, contingencies and legal proceedings

27. Commitments, contingencies and legal proceedings

Contractual obligations

EURm	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Purchase obligations at 31 December 2022(1)	5 308	391	118	79	5 896

(1)   Includes inventory purchase obligations, service agreements and outsourcing arrangements.

Additionally, Nokia has committed lease contracts that had not yet commenced at 31 December 2022. The future lease payments for these non-cancellable lease contracts are EUR 31 million within five years and EUR 192 million thereafter.

At 31 December 2022, Nokia has potential (undiscounted) future lease payments of EUR 807 million (EUR 718 million in 2021) relating to extension options not expected to be exercised and EUR 15 million (EUR 48 million in 2021) relating to termination options expected to be exercised that are not included in the lease liability.

Guarantees and other contingent commitments

EURm	2022	2021
Contingent liabilities on behalf of Group companies
Guarantees issued by financial institutions
Commercial guarantees(1)	1 238	1 281
Non-commercial guarantees	538	442
Corporate guarantees(2)
Commercial guarantees(1)	504	457
Non-commercial guarantees	32	35
Financing commitments
Customer finance commitments(3)	26	21
Venture fund commitments(4)	433	137

(1)   In commercial guarantees, Nokia reports guarantees that are issued in the normal course of business to Nokia’s customers for the performance of Nokia’s obligations under supply agreements, including tender bonds, performance bonds and warranty bonds.

(2)   In corporate guarantees, Nokia reports guarantees with primary obligation that have been issued to Nokia’s customers and other third parties.

(3)   Customer finance commitments are available under loan facilities negotiated with customers. Availability of the facility is dependent upon the borrower’s continuing compliance with the agreed financial and operational covenants, and compliance with other administrative terms of the facility. The loan facilities are primarily available to fund capital expenditure relating to purchases of network infrastructure equipment and services. Refer to Note 32, Financial risk management.

(4)   As a limited partner in NGP Capital and certain other funds making technology-related investments, Nokia is committed to capital contributions and entitled to cash distributions according to the respective partnership agreements and underlying fund activities. In January 2022, Nokia agreed on capital commitment of USD 400 million to NGP Capital’s Fund V. The fund’s emphasis on companies developing emerging 5G use cases for industrial and business transformation aligns closely with Nokia’s technology leadership vision and its efforts to maximize the value shift towards cloud. Per industry standard practice, the capital will be called throughout the 10 year lifecycle of the fund.

The amounts in the table above represent the maximum principal amount of commitments and contingencies, and these amounts do not reflect management’s expected outcomes.

Legal matters

A number of Group companies are and will likely continue to be subject to various legal proceedings and investigations that arise from time to time, including proceedings regarding intellectual property, product liability, sales and marketing practices, commercial disputes, employment and wrongful discharge, antitrust, securities, health and safety, environmental, tax, international trade, privacy matters and compliance. As a result, Nokia may incur substantial costs that may not be covered by insurance and could affect business and reputation. While management does not expect any of the legal proceedings it is currently aware of to have a material adverse effect on Nokia’s financial position, litigation is inherently unpredictable and Nokia may in the future incur judgments or enter into settlements that could have a material adverse effect on its profitability and cash flows.

Litigation and proceedings

Mass labor litigation in Brazil

Nokia is defending against a number of labor claims in various Brazilian labor courts. Plaintiffs are former employees whose contracts were terminated after Nokia exited from certain managed services contracts. The claims mainly relate to payments made under, or in connection with, the terminated labor contracts. Nokia has closed the majority of the court cases through settlement or judgment.

Asbestos litigation in the United States

Nokia is defending approximately 300 asbestos-related matters, at various stages of litigation. The claims are based on premises liability, products liability, and contractor liability. The claims also involve plaintiffs allegedly diagnosed with various diseases, including but not limited to asbestosis, lung cancer, and mesothelioma.

Intellectual property rights litigation

Continental

In 2019, Continental Automotive Systems (Continental) brought breach of FRAND (fair, reasonable and non-discriminatory terms) and antitrust claims against Nokia and others. The antitrust claims were dismissed with prejudice. In 2022, this decision became final after Continental lost on appeal and reconsideration requests. Continental also brought breach of contract and FRAND-related claims against Nokia in another US court in 2021. In the beginning of 2023, Nokia’s motion to dismiss was granted in part and denied in part, and the action will proceed on the remaining claims at this time.

Oppo

In 2021, Nokia commenced patent infringement proceedings against Oppo, OnePlus and Realme in several countries in Asia and Europe. Across these actions, more than 30 patents are in suit, covering a mix of cellular standards and technologies such as connectivity, user interface and security. Oppo responded by filing invalidation actions against certain Nokia patents, a number of patent infringement actions against Nokia equipment in Germany, China and Finland and actions in China against Nokia relating to standard essential patent licensing issues. Nokia has had multiple patents confirmed as valid and infringed including in Germany, the Netherlands and the UK.

Vivo

In 2022, Nokia commenced patent infringement proceedings against Vivo in Germany and several countries in Asia. Vivo responded by filing a number of patent infringement actions against Nokia equipment in Germany and China. They also filed an action in China against Nokia relating to standard essential patent licensing issues.